Customer deposits - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	€ 238,940	€ 227,827
Savings accounts	382,066	354,560
Time deposits	98,599	107,695
Private Individuals
Disclosure of customer deposits [line items]
Current accounts / Overnight deposits	113,586	107,068
Savings accounts	347,234	324,135
Time deposits	€ 50,033	€ 56,599